Credit Suisse Trust - Commodity Return Strategy Portfolio

Consolidated Schedule of Investments

March 31, 2023 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value

COMMODITY INDEXED STRUCTURED NOTES (5.0%)
$14,000	Bank of Montreal, Commodity Index Linked Senior Unsecured Notes, Rule 144A, SOFR (1),(2),(3)	(A+, Aa2)	12/20/23	4.820	$11,733,139
30,000	Royal Bank of Canada, Commodity Index Linked Senior Unsecured Notes, Rule 144A, FEDL01 (1),(2),(3)	(AA-, Aa1)	05/23/23	4.830	17,320,560
TOTAL COMMODITY INDEXED STRUCTURED NOTES (Cost $44,000,000)					29,053,699

UNITED STATES AGENCY OBLIGATIONS (34.3%)
2,600	Federal Farm Credit Banks, SOFR + 0.040% (4)	(AA+, Aaa)	05/15/24	4.860	2,600,689
7,000	Federal Farm Credit Banks, USBMMY3M + 0.035% (4)	(AA+, Aaa)	05/03/23	4.766	6,999,709
36,500	Federal Farm Credit Banks, SOFR + 0.380% (4)	(AA+, Aaa)	05/08/23	5.200	36,511,898
1,000	Federal Farm Credit Banks	(AA+, Aaa)	09/01/23	0.300	980,086
5,000	Federal Farm Credit Banks, SOFR + 0.025% (4)	(AA+, Aaa)	09/27/23	4.845	5,000,844
2,000	Federal Farm Credit Banks, SOFR + 0.135% (4)	(AA+, Aaa)	11/06/23	4.955	2,000,875
7,400	Federal Farm Credit Banks, SOFR + 0.040% (4)	(AA+, Aaa)	02/05/24	4.860	7,398,744
5,900	Federal Home Loan Bank Discount Notes (1)	(AA+, Aaa)	02/02/24	4.683	5,677,230
26,000	Federal Home Loan Banks, SOFR + 0.060% (4)	(AA+, Aaa)	04/10/23	4.880	26,000,095
5,000	Federal Home Loan Banks, SOFR + 0.035% (4)	(AA+, Aaa)	05/19/23	4.855	4,999,956
3,700	Federal Home Loan Banks	(AA+, Aaa)	02/28/24	2.125	3,615,535
2,000	Federal Home Loan Banks	(AA+, Aaa)	02/26/26	0.620	1,809,780
5,600	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	05/05/23	0.375	5,579,683
6,100	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	06/26/23	0.250	6,038,764
6,000	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	05/24/24	0.400	5,711,157
7,643	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	06/18/24	0.430	7,258,732
6,200	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	08/28/25	4.200	6,130,327
8,700	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	01/27/26	5.150	8,661,375
9,000	Federal National Mortgage Association	(AA+, Aaa)	05/22/23	0.250	8,946,460
14,200	Federal National Mortgage Association	(AA+, Aaa)	07/10/23	0.250	14,036,525
900	Federal National Mortgage Association	(AA+, Aaa)	11/27/23	0.250	874,011
2,300	Federal National Mortgage Association	(AA+, Aaa)	06/14/24	0.375	2,183,786
13,000	Federal National Mortgage Association	(AA+, Aaa)	08/28/24	3.875	12,839,150
5,000	Federal National Mortgage Association	(AA+, Aaa)	02/07/25	5.060	4,981,491
6,000	Federal National Mortgage Association	(AA+, Aaa)	04/22/25	0.625	5,576,667
7,500	Federal National Mortgage Association	(AA+, Aaa)	06/17/25	0.500	6,928,323
TOTAL UNITED STATES AGENCY OBLIGATIONS (Cost $201,904,981)					199,341,892

UNITED STATES TREASURY OBLIGATIONS (55.0%)
4,200	United States Treasury Bills (1)	(AA+, Aaa)	06/15/23	3.026	4,160,598
3,200	United States Treasury Bills (1)	(AA+, Aaa)	08/10/23	3.192	3,146,537
29,000	United States Treasury Floating Rate Notes, USBMMY3M + 0.037% (4),(5)	(AA+, Aaa)	07/31/24	4.768	28,976,663
32,400	United States Treasury Floating Rate Notes, USBMMY3M + 0.034% (4)	(AA+, Aaa)	04/30/23	4.765	32,401,964
54,500	United States Treasury Floating Rate Notes, USBMMY3M + 0.029% (4)	(AA+, Aaa)	07/31/23	4.760	54,478,683
34,000	United States Treasury Floating Rate Notes, USBMMY3M + 0.035% (4)	(AA+, Aaa)	10/31/23	4.766	33,992,254
85,000	United States Treasury Floating Rate Notes, USBMMY3M - 0.015% (4),(6)	(AA+, Aaa)	01/31/24	4.716	84,967,040
44,000	United States Treasury Floating Rate Notes, USBMMY3M - 0.075% (4),(5)	(AA+, Aaa)	04/30/24	4.656	43,928,491
14,200	United States Treasury Floating Rate Notes, USBMMY3M + 0.200% (4)	(AA+, Aaa)	01/31/25	4.931	14,206,528
3,000	United States Treasury Notes	(AA+, Aaa)	04/30/23	0.125	2,989,846
6,900	United States Treasury Notes	(AA+, Aaa)	08/31/24	3.250	6,794,209
6,100	United States Treasury Notes (7)	(AA+, Aaa)	02/28/25	4.625	6,156,711
3,500	United States Treasury Notes	(AA+, Aaa)	02/15/26	4.000	3,512,441
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $319,941,466)					319,711,965

SHORT-TERM INVESTMENTS (3.2%)
12,092,620	State Street Institutional U.S. Government Money Market Fund - Premier Class, 4.71%				12,092,620
6,298,250	State Street Navigator Securities Lending Government Money Market Portfolio, 4.84%(8)				6,298,250
TOTAL SHORT-TERM INVESTMENTS (Cost $18,390,870)					18,390,870

Credit Suisse Trust - Commodity Return Strategy Portfolio

Consolidated Schedule of Investments (continued)

March 31, 2023 (unaudited)

Value
TOTAL INVESTMENTS AT VALUE (97.5%) (Cost $584,237,317)	$566,498,426
OTHER ASSETS IN EXCESS OF LIABILITIES (2.5%)	14,313,559
NET ASSETS(9) (100.0%)	$580,811,985

†	Credit ratings given by the S&P Global Ratings Division of S&P Global Inc. (“S&P”) and Moody’s Investors Service, Inc. ("Moody's") are unaudited.
(1)	Securities are zero coupon. Rate presented is cost yield as of March 31, 2023.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2023, these securities amounted to a value of $29,053,699 or 5.0% of net assets.
(3)	Return on security is linked to the Bloomberg Commodity Index Total Return. The Bloomberg Commodity Index Total Return is composed of futures contracts on 23 physical commodities.
(4)	Variable rate obligation - The interest rate shown is the rate in effect as of March 31, 2023. The rate may be subject to a cap and floor.
(5)	At March 31, 2023, $14,982,930 of the value of these securities has been pledged to cover initial margin requirements for open futures contracts.
(6)	At March 31, 2023, $4,789,132 of the value of this security has been pledged as collateral for open swap contracts.
(7)	Security or portion thereof is out on loan.
(8)	Represents security purchased with cash collateral received for securities on loan.
(9)	As of March 31, 2023, the Credit Suisse Commodity Return Strategy Fund held $91,056,767 in the wholly-owned subsidiary, Credit Suisse Cayman Commodity Return Strategy Fund, Ltd., representing 15.7% of the Fund’s consolidated net assets.

INVESTMENT ABBREVIATIONS

FEDL01 = Federal Funds Rate

SOFR = Secured Overnight Financing Rate

USBMMY3M = U.S. Treasury 3 Month Bill Money Market Yield

Futures Contracts

Contract Description	Currency	Expiration Date	Number of Contracts	Notional Value	Net Unrealized Appreciation (Depreciation)
Contracts to Purchase
Agriculture
Coffee “C” Futures	USD	May 2023	75	$4,795,313	$(136,575)
Corn Futures	USD	May 2023	121	3,996,025	(44,064)
Corn Futures	USD	Jul 2023	135	4,293,000	56,322
Cotton No. 2 Futures	USD	May 2023	36	1,490,040	(52,508)
Cotton No. 2 Futures	USD	Jul 2023	17	706,350	(1,406)
Soyabean Oil Futures	USD	May 2023	128	4,261,632	(428,568)
Soybean Futures	USD	Jul 2023	19	1,401,725	29,387
Soybean Futures	USD	Nov 2023	159	10,492,012	(161,130)
Soybean Meal Futures	USD	May 2023	25	1,165,000	(6,981)
Soybean Meal Futures	USD	Dec 2023	85	3,568,300	61,186
Sugar No. 11 Futures	USD	May 2023	184	4,585,280	586,302
Wheat (KC HRW) Futures	USD	May 2023	62	2,721,025	(4,454)
Wheat Futures	USD	May 2023	120	4,153,500	(419,673)
					$(522,162)
Energy
Brent Crude Oil Futures	USD	Jul 2023	139	11,082,470	$760,497
Gasoline RBOB Futures	USD	May 2023	20	2,252,040	51,558
Gasoline RBOB Futures	USD	Jul 2023	16	1,729,392	35,453
Light Sweet Crude Oil Futures	USD	Jul 2023	137	10,375,010	(650,492)
Light Sweet Crude Oil Futures	USD	Sep 2023	19	1,425,000	47,908
Low Sulphur Gasoil Futures	USD	May 2023	47	3,533,225	(373,782)
Natural Gas Futures	USD	May 2023	285	6,315,600	(1,376,873)
Natural Gas Futures	USD	Jul 2023	106	2,895,920	11,984
NY Harbor ULSD Futures	USD	May 2023	26	2,861,695	(376,087)
					$(1,869,834)
Industrial Metals
LME Lead Futures	USD	Jun 2023	28	1,475,425	$(16,869)
LME Nickel Futures	USD	Jun 2023	26	3,717,324	(757,135)
LME Primary Aluminum Futures	USD	Jun 2023	112	6,749,400	(255,968)
LME Zinc Futures	USD	Jun 2023	58	4,240,888	(279,268)

Credit Suisse Trust - Commodity Return Strategy Portfolio

Consolidated Schedule of Investments (continued)

March 31, 2023 (unaudited)

Futures Contracts (continued)

Contract Description	Currency	Expiration Date	Number of Contracts	Notional Value	Net Unrealized Appreciation (Depreciation)
LME Zinc Futures	USD	Sep 2023	58	$4,221,675	$(12,830)
					$(1,322,070)
Livestock
Lean Hogs Futures	USD	Jun 2023	80	2,932,000	$(287,124)
Live Cattle Futures	USD	Jun 2023	80	5,188,000	49,311
					$(237,813)
Precious Metals
Copper Futures	USD	May 2023	81	8,291,362	$1,300,789
Gold 100 oz. Futures	USD	Aug 2023	123	24,650,430	6,835
Silver Futures	USD	May 2023	60	7,246,800	477,408
					$1,785,032
Contracts to Sell
Agriculture
Soybean Futures	USD	May 2023	(58)	(4,365,950)	$48,383
Industrial Metals
LME Zinc Futures	USD	Jun 2023	(58)	(4,240,887)	$14,357
					$(2,104,107)

Commodity Index Swap Contracts

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Payment Frequency	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
USD	$20,364,869	05/04/23	Bank of America	Bloomberg Commodity Index Total Return	4.79%	At Maturity	$—	$587,109
USD	28,849,149	05/04/23	Bank of America	Merrill Lynch Commodity Index Extra CS2T Total Return(a)	4.94%	At Maturity	—	831,764
USD	42,990,540	05/04/23	Macquarie Bank Ltd.	Bloomberg Commodity Index Total Return	4.77%	At Maturity	—	1,239,672
USD	38,229,313	05/04/23	Macquarie Bank Ltd.	Macquarie Commodity Customized Product 112T Index(b)	4.94%	At Maturity	—	1,077,873
USD	68,358,170	05/04/23	Societe Generale	Bloomberg Commodity Index Total Return	4.79%	At Maturity	—	1,970,871
USD	41,517,003	05/04/23	Societe Generale	Bloomberg Commodity Index 2 Month Forward Total Return	4.82%	At Maturity	—	1,177,208
USD	34,115,827	05/04/23	Societe Generale	Societe Generale P04 TR Index(c)	4.94%	At Maturity	—	934,086
USD	25,138,573	05/04/23	UBS	Bloomberg Commodity Index Total Return	4.79%	At Maturity	—	724,784
							$—	$8,543,367

Credit Suisse Trust - Commodity Return Strategy Portfolio

Consolidated Schedule of Investments (continued)

March 31, 2023 (unaudited)

(a)

The index seeks to provide exposure to a diversified group of commodities, inclusive of energy, grains, meats, metals, precious, softs, and textiles. The Portfolio has indirect exposure to all of the below underlying positions that make up the custom index. When applicable, the table is limited to the largest 50 positions (based on absolute market value) and any other position where the notional value for the position exceeds 1% of the notional value of the index.

Commodity Name	Weight	Quantity(1)	3/31/23 Value(1)
COMEX Gold JUN 23 Futures	15.85%	23.73	$4,713,597
NYMEX WTI Crude Oil SEP 23 Futures	8.29%	32.89	2,466,517
ICE Brent Crude Oil SEP 23 Futures	7.60%	28.56	2,259,517
CBOT Soybeans JUL 23 Futures	5.79%	23.35	1,722,488
COMEX High Grade Copper JUL 23 Futures	5.56%	16.12	1,653,231
CBOT Corn JUL 23 Futures	5.47%	51.10	1,625,134
NYMEX Nat Gas JUL 23 Futures	5.46%	59.39	1,622,657
COMEX Silver SEP 23 Futures	4.61%	11.16	1,370,137
LME Aluminium JUN 23 Futures	4.25%	20.96	1,262,890
CME Live Cattle JUN 23 Futures	3.47%	15.92	1,032,552
CBOT Soy Meal JUL 23 Futures	3.45%	22.24	1,025,966
NYBOT Coffee JUL 23 Futures	3.15%	14.73	937,499
NYBOT Sugar JUL 23 Futures	3.04%	36.97	903,819
CBOT Bean Oil JUL 23 Futures	2.86%	25.50	850,960
LME Zinc JUN 23 Futures	2.85%	11.59	847,589
NYMEX Unleaded Gasoline JUL 23 Futures	2.67%	7.34	792,918
CBOT Wheat JUL 23 Futures	2.58%	21.74	765,877
ICE Gas Oil JUL 23 Futures	2.50%	10.11	742,361
LME Nickel JUN 23 Futures	2.37%	4.92	703,784
CME Lean Hogs JUN 23 Futures	2.02%	16.42	601,783
NYMEX Heating Oil JUL 23 Futures	1.95%	5.41	580,099
KCBOT Kansas Wheat JUL 23 Futures	1.81%	12.51	538,990
NYBOT Cotton JUL 23 Futures	1.50%	10.74	446,231
LME Lead JUN 23 Futures	0.89%	5.04	265,511

(1) Amounts represent quantity and value of index components as they relate specifically to the Portfolio’s swap position as of March 31, 2023.

(b)

The index seeks to provide exposure to a diversified group of commodities, inclusive of energy, livestock and meat, agricultural and metals. The Portfolio has indirect exposure to all of the below underlying positions that make up the custom index. When applicable, the table is limited to the largest 50 positions (based on absolute market value) and any other position where the notional value for the position exceeds 1% of the notional value of the index.

Commodity Name	Weight	Quantity(1)	3/31/23 Value(1)
COMEX Gold JUN 23 Futures	15.93%	31.55	$6,266,964
NYMEX WTI Crude Oil MAY 23 Futures	8.38%	43.56	3,296,132
ICE Brent Crude Oil JUL 23 Futures	7.68%	37.92	3,023,120
CBOT Soybeans JUL 23 Futures	5.80%	30.92	2,281,278
COMEX High Grade Copper JUL 23 Futures	5.58%	21.41	2,195,598
NYMEX Nat Gas MAY 23 Futures	5.29%	93.93	2,081,546
CBOT Corn DEC 23 Futures	5.27%	73.25	2,074,825
COMEX Silver JUL 23 Futures	4.63%	14.96	1,821,485
LME Aluminium JUN 23 Futures	4.27%	27.86	1,679,035
CBOT Soy Meal JUL 23 Futures	3.48%	29.66	1,368,371
CME Live Cattle JUN 23 Futures	3.46%	21.00	1,361,846
NYBOT Coffee JUL 23 Futures	3.16%	19.56	1,245,028
NYBOT Sugar JUL 23 Futures	3.05%	49.15	1,201,710
CBOT Bean Oil MAY 23 Futures	2.87%	33.92	1,129,337
LME Zinc JUN 23 Futures	2.86%	15.41	1,126,885
NYMEX Unleaded Gasoline JUL 23 Futures	2.65%	9.65	1,043,430
CBOT Wheat MAY 23 Futures	2.57%	29.26	1,012,839
ICE Gas Oil JUL 23 Futures	2.49%	13.32	978,568
LME Nickel JUN 23 Futures	2.38%	6.54	935,693
CME Lean Hogs JUN 23 Futures	2.04%	21.86	801,084
NYMEX Heating Oil JUL 23 Futures	1.94%	7.13	764,682
KCBOT Kansas Wheat JUL 23 Futures	1.81%	16.57	714,139
NYBOT Cotton JUL 23 Futures	1.51%	14.27	592,741
LME Lead JUN 23 Futures	0.90%	6.70	353,002

(1) Amounts represent quantity and value of index components as they relate specifically to the Portfolio’s swap position as of March 31, 2023.

(c)

The index seeks to provide exposure to a diversified group of commodities, inclusive of energy, livestock and meat, agricultural and metals. The Portfolio has indirect exposure to all of the below underlying positions that make up the custom index. When applicable, the table is limited to the largest 50 positions (based on absolute market value) and any other position where the notional value for the position exceeds 1% of the notional value of the index.

Commodity Name	Weight	Quantity(1)	3/31/23 Value(1)
COMEX Gold AUG 23 Futures	15.92%	27.87	$5,585,935
NYMEX WTI Crude Oil SEP 23 Futures	8.36%	39.10	2,932,265
ICE Brent Crude Oil SEP 23 Futures	7.68%	34.06	2,694,371
CBOT Soybeans JUL 23 Futures	5.79%	27.54	2,031,568
COMEX High Grade Copper JUL 23 Futures	5.58%	19.08	1,957,182
CBOT Corn JUL 23 Futures	5.43%	59.89	1,904,551
NYMEX Nat Gas JUL 23 Futures	5.20%	66.76	1,823,850
COMEX Silver JUL 23 Futures	4.63%	13.34	1,623,851
LME Aluminium SEP 23 Futures	4.26%	24.40	1,495,080
CBOT Soy Meal JUL 23 Futures	3.47%	26.42	1,218,590
CME Live Cattle JUN 23 Futures	3.46%	18.74	1,215,081
NYBOT Coffee JUL 23 Futures	3.16%	17.44	1,109,819
NYBOT Sugar JUL 23 Futures	3.05%	43.81	1,071,222
CBOT Bean Oil JUL 23 Futures	2.86%	30.11	1,004,907
LME Zinc SEP 23 Futures	2.86%	13.81	1,004,907
NYMEX Unleaded Gasoline JUL 23 Futures	2.65%	8.60	929,118
CBOT Wheat JUL 23 Futures	2.57%	25.63	902,802
ICE Gas Oil JUL 23 Futures	2.47%	11.79	865,609
LME Nickel JUN 23 Futures	2.38%	5.83	834,031
CME Lean Hogs JUN 23 Futures	2.02%	19.36	709,470
NYMEX Heating Oil JUL 23 Futures	1.94%	6.36	681,751
KCBOT Kansas Wheat JUL 23 Futures	1.82%	14.80	637,540
NYBOT Cotton JUL 23 Futures	1.51%	12.76	530,173
LME Lead SEP 23 Futures	0.90%	5.95	314,735

(1) Amounts represent quantity and value of index components as they relate specifically to the Portfolio’s swap position as of March 31, 2023.

SECURITY VALUATION — The Board of Trustees (the "Board") is responsible for the Portfolio’s valuation process. The Board has delegated the supervision of the daily valuation process to Credit Suisse, who has established a Pricing Committee and a Pricing Group, which, pursuant to the policies adopted by the Board, are responsible for making fair valuation determinations and overseeing the Portfolio’s pricing policies. The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional “round lot” size, but some trades occur in smaller “odd lot” sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Over the counter derivative financial instruments, such as swap agreements, generally derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Investments in open-ended mutual funds are valued at the net asset value as reported on each business day and under normal circumstances. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Adviser, as the Board’s valuation designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with the Adviser’s procedures. The Board oversees the Adviser in its role as valuation designee in accordance with the requirements of Rule 2a-5 under the 1940 Act. The Portfolio may utilize a service provided by an independent third party which has been approved by the Board to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Trust to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, these securities will be fair valued in good faith by the Pricing Group, in accordance with procedures established by the Adviser.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Generally accepted accounting principles in the United States of America (“GAAP”) established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2023 in valuing the Portfolio’s assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities
Commodity Indexed Structured Notes	$—	$29,053,699	$—	$29,053,699
United States Agency Obligations	—	199,341,892	—	199,341,892
United States Treasury Obligations	—	319,711,965	—	319,711,965
Short-term Investments	18,390,870	—	—	18,390,870
	$18,390,870	$548,107,556	$—	$566,498,426

Other Financial Instruments*
Futures Contracts	$3,537,680	$—	$—	$3,537,680
Swap Contracts	—	8,543,367	—	8,543,367

Liabilities	Level 1	Level 2	Level 3	Total
Other Financial Instruments*
Futures Contracts	$5,641,787	$—	$—	$5,641,787

* Other financial instruments include unrealized appreciation (depreciation) on futures and swap contracts.

During the period ended March 31, 2023, there were no transfers between Level 2 and Level 3. All transfers, if any, are assumed to occur at the end of the reporting period.

Other information regarding the Portfolio is available in the most recent Report to Shareholders. This information is also available on the Portfolio's website at www.credit-suisse.com/us/funds, as well as on the website of the Securities and Exchange Commission at www.sec.gov.